Schedule I - Financial Information of Registrant, Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS [Abstract]
Cash and cash equivalents	$ 105,841	$ 15,611	$ 18,219
Total assets	511,046	421,943
LIABILITIES AND SHAREHOLDERS' EQUITY [Abstract]
Current liabilities	91,771	84,212
Notes payable	356,187	222,950
Total liabilities	410,797	327,214
Shareholders' equity	46,968	53,694
Total liabilities and equity	511,046	421,943
Standard Diversified Inc. [Member]
ASSETS [Abstract]
Cash and cash equivalents	10,495	12,171	$ 15,605
Investments in capital stocks of subsidiaries, at equity	59,238	47,457
Investments in capital stocks of discontinued operations, at equity	993	9,305
Receivables and other assets	743	955
Total assets	71,469	69,888
LIABILITIES AND SHAREHOLDERS' EQUITY [Abstract]
Current liabilities	68	1,984
Notes payable	24,433	14,210
Total liabilities	24,501	16,194
Shareholders' equity	46,968	53,694
Total liabilities and equity	$ 71,469	$ 69,888